Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

The Hertz Corporation
8501 Williams Road
Estero, FL 33928

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by The Hertz Corporation (“Hertz”, “you” or the “Responsible Party”), and the following third party, Citigroup Global Markets Inc., collectively referred to herein as the “Specified Parties”, solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset-backed notes by Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 (the “Transaction”). The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets included in the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. As instructed by the Responsible Party, the samples for each respective procedure described below was selected randomly from a pool of assets, which the Responsible Party represents is the collateral pool of assets for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 2 of 17
We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering circulars, supplements to the offering circulars, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering circulars, supplements to the offering circulars or other Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Our work was limited to comparing and re-computing certain information as detailed below.  We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation. It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.

For purposes of the procedures below, numbers, dollar amounts and percentages that differ only as a result of rounding were deemed to be in agreement. As instructed by Hertz and accepted by the Specified Parties, for the purposes of the procedures below, numbers, dollar amounts and percentages that differ within $1 or 0.01% are deemed to be in agreement.

The procedures described below are grouped into three areas:

A.	Title, Lien & OEM
B.	Capitalized Cost
C.	Mark-to-Market & Disposition Proceeds

A. Title, Lien & OEM

We obtained from Hertz, an Excel file which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of April 18, 2017, and the manufacturer of each such vehicle (the “Data Tape”). We make no comment as to the completeness or the accuracy of the Data Tape.

As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 3 of 17
As instructed by Hertz, the vehicle represented by title sample #1 was sold by Hertz and subsequently repurchased by Hertz. When repurchased, the vehicle was assigned a dummy VIN, which in this case involved changing the “7” to a “G” (the “Recycled VIN”). We performed the procedure on the Recycled VIN, noting no exceptions.

We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificate of Title”) for each of the Title Sample Vehicles from Hertz and performed the following procedures:

1.	We confirmed that the Certificate of Title for each Title Sample Vehicle was titled in the name of Hertz Vehicles LLC or an acceptable variation, noting no exceptions.

2.
We confirmed that the Certificate of Title for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A. or an acceptable variation (the “Collateral Agent”), noting no exceptions.

3.
We compared and agreed the original equipment manufacturer as listed on each Certificate of Title for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the Certificate of Title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions.

B. Capitalized Cost

We obtained from Hertz an Excel file (the “Cap Cost Selection Report”) which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of April 18, 2017, (the “Report Date” or the “Calculation Date”). We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report.

The Cap Cost Selection Report contains values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in their Teradata ABS Reporting Engine as of the Report Date:

Data Field	Description Provided by Hertz
VIN	Vehicle Identification Number
Country_Cd	Hertz Fleet Accounting Indicator
Calc_Dt	Calculation Date of the Report
ABS_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date
Vsn_Veh_Type	Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date
Orig_Veh_Type	Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision
Xfer_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer
ABS_Cd	Six-digit code indicating various information about the vehicle, such as its current collateral pool and whether and how many times the vehicle has been transferred

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 4 of 17
Data Field	Description Provided by Hertz
Vsn_NVS_Ind	Indicates if the vehicle has been processed into Vision
N_Redes	Number of times the vehicle has been redesignated between risk and program
EVER_REDES_IND	Indicates whether the car has ever been redesignated between risk and program
Used_Veh_Ind	Indicates whether the vehicle was originally purchased as a used vehicle
Ever_Xfer_Ind	Indicates whether the vehicle has ever been transferred (other than certain special cases)
XFER_FROM_11_TO_23	Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1
XFER_FROM_4B_TO_2A	Indicator flagging vehicles transferred from Group 8 to Group 7
Z_TRANSFER	Indicator marking vehicles transferred as “Z” transfers (early life movements that do not set “ever-xfer indicator” so car has appropriate cap cost)
DAY1_GROUP7_IND	Indicator flagging vehicles that were in Group 7 and transitioning to HVF II methodology on the HVF II go-live date
FDCM	First Day of Calendar Month
Vsn_Deliv_Dt	Delivery date of the vehicle as recorded in Vision
Xfer_In_Dt	Date of the most recent transfer, if any
REDES_to_PRGM_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Risk to Program
REDES_to_RISK_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Program to Risk
XFER_WITHIN_36_DAYS	Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date
RISK_Cap_Cost_Amt	Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_AD	Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_NBV	Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date
PRGM_Cap_Cost_Amt	Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_AD	Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_NBV	Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_PRGM_Cap_Cost_Amt	Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_RISK_Cap_Cost_Amt	Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date
Gross_Purch_Price	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the calculation date
GAAP_Cap_Cost_Amt	Capitalized cost as recorded in Vision as of the calculation date
Cap_Cost_Adj	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date
Cap_Cost_MSRP	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the calculation date

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 5 of 17
Data Field	Description Provided by Hertz
Prv_Abs_Cd_Xfer_Dt	ABS Code for the vehicle on the date prior to the transfer in date
Gross_Purch_Price_Xfer_Dt	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date
GAAP_CAP_COST_AMT_Xfer_Dt	Capitalized cost as recorded in Vision as of the transfer in date
Cap_Cost_Adj_Xfer_Dt	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date
Prv_Risk_FMV_Xfer_Dt	Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_Prgm_FMV_Xfer_Dt	Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_HVF1_FMV_Xfer_Dt	Market value under Legacy HVF rules on as of the day prior to the transfer in date
Prv_HVF2_FMV_Xfer_Dt	Market value under HVF II rules on as of the day prior to the transfer in date
Prv_Risk_NBV_Xfer_Dt	Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_NBV_Xfer_Dt	Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Termination_Proration_Xfer_Dt	Fraction used to calculate back-end rent / depreciation from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a risk vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Prgm_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a program vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Cap_Cost_MSRP_Xfer_Dt	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the transfer in date
Prv_Risk_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Risk_Term_Val	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Prgm_Term_Val	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
RCFC_Grp8_NBV	Net book value as determined under the Group 8 methodology
RCFC_Grp8_Dep_Chrg_Amt	Depreciation charge as determined under the Group 8 methodology
GRP8_TERM_VAL	Net book value (stepped down for back-end rent) for Group 8 cars transferring to Group 7

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 6 of 17
Data Field	Description Provided by Hertz
GRP8_DAY1_TERM_VAL	Net book value (stepped down for back-end rent) for Group 7 cars transitioning into HVF II methodology on the HVF II go-live date

We obtained an Excel file from Hertz, which Hertz represents, contains data for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for the Calculation Date (the “Vision Off-Load File”). We make no comment as to the completeness or accuracy of the Vision Off-Load File.

We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from RMS for the Calculation Date (the “RMS Off-Load File”). We make no comment as to the completeness or the accuracy of the RMS Off-Load File.

We obtained the “Receivable Type Code File” from Hertz, which Hertz represents, lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”). We make no comment as to the accuracy or reasonableness of the Designated Receivable Type codes.

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from the Cap Cost Selection Report. Refer to Appendix A, Table B-1 for a listing of the Cap Cost Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”). We make no comment as to the completeness or accuracy of the Cap Cost Detail File.  The Cap Cost Detail File contains the following information for each Cap Cost Sample Vehicle:

•	The Cap Cost Data Fields related to each Cap Cost Sample Vehicle as of the Report Date.

•
The calculation logic provided in column BM of the Cap Cost Detail File, which Hertz represents, specifies the calculation of Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic.

•
A cell that contains a formula that recalculates Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using the Cap Cost Data Fields and the Calculation Logic related to such Cap Cost Sample Vehicle.

We performed the following procedures for each Cap Cost Sample Vehicle:

1.
We agreed the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each respective Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 7 of 17
2.
Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and agreed Prgm_Cap_Cost_Amt or Risk_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, noting no exceptions.

3.
Of the 59 Cap Cost Sample Vehicles selected, 57 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File.  For each such vehicle, we obtained from Hertz, photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements.  For each vehicle, we performed the following procedures:

a.	We compared and agreed the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_Cap_Cost_Amt field as shown on the Vision Off-Load File, noting no exceptions.

b.
For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, of which there were 48 selections, we compared and agreed the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_Adj_Recv_Amt field that corresponds to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions.

c.
For each such Cap Cost Sample Vehicle with a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 50 selections, we recalculated and agreed the VI017_Cap_Cost_Amt field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

d.
For each such Cap Cost Sample Vehicle with a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 7 selections, we recalculated and agreed the VI017_Cap_Cost_Amt field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

C. Mark-to-Market & Disposition Proceeds

Mark-to-Market

We obtained an Excel file from Hertz (the “FMV Report”), which Hertz represents, lists all non-program vehicles owned by HVF included in the HVF Group I Series 2013-G1 collateral pool and on lease (i.e. active in the pool) as of May 3, 2017, and contains the following vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows:

Field	Column
VIN	A
ABS_Veh_Type	B
ABS_Cd	C
VOLCD	D
Risk_Cap_Cost_Amt	E
Risk_AD	F
Risk_NBV	G
HVF2_CM_NADA_Val	H
HVF2_CM_NADA_VAL_DESC	I

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 8 of 17
HVF2_CM_BB_Val	J
HVF2_CM_BB_VAL_DESC	K
LDCM_HVF2_FMV	L
HVF2_CM_FMV	M
HVF2_FMV	N
Prv_Risk_NBV	O
Risk_FMV	P

We make no comment as to the completeness or the accuracy of the FMV Report.

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report. Refer to Appendix A, Table C-1 for a listing of the Selected Fair Market Value Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

Using the FMV report, we performed the following procedures:

1.
Risk_NBV: We recalculated the Risk_NBV for each Selected Fair Market Value Vehicle as Risk_Cap_Cost_Amt less Risk_AD in each case as set forth in the FMV Report, with any resulting negative values to be deemed to be zero. We agreed the amount recalculated to the value listed as “Risk_NBV” in the FMV Report for each Selected Fair Market Value Vehicle, noting no exceptions.

2.
Risk_ FMV: We obtained an Excel file from Hertz, which Hertz represented contains the wholesale clean trade value published in the NADA Guide (Eastern Edition) for the month of April 2017 (the “NADA Input File”).  We make no comment as to the completeness or accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

a.
Of the 59 Selected Fair Market Value Vehicles, 41 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val was greater than 0. For these 41 Selected Fair Market Value Vehicles we performed the following procedures:

i.
We agreed the wholesale clean trade value for each VIN as set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 9 of 17
b.
Of the 59 Selected Fair Market Value Vehicles, 18 vehicles’ values were not published in the NADA Guide (Eastern Edition) as described in procedure (2)(a) above. For these 18 Selected Fair Market Value Vehicles, we obtained from Hertz, the Blackbook input file which Hertz represented contained the wholesale clean trade value included in the Finance Guide for the month of April 2017 (the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Blackbook Input File, nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

Of these 18 Selected Fair Market Value Vehicles, 13 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val was greater than 0. For these 13 Selected Fair Market Value Vehicles, we performed the following procedures:

i.
We agreed the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

c.
Of the 59 Selected Fair Market Value Vehicles, 5 vehicles were (i) not included on the NADA Input File, or was included on the NADA Input File and had a value in field HVF2_CM_NADA_Val of less than or equal to zero, and (ii) was not included on the Blackbook Input File or was included on the Blackbook Input File and had a value in field HVF2_CM_BB_Val of less than or equal to zero. For these 5 Selected Fair Market Value Vehicles, we agreed the Risk_NBV as shown on the FMV Report to the value in the column titled Risk_FMV of each respective Selected Fair Market Value Vehicle as shown on theFMV Report, noting no exceptions.

Disposition Proceeds

We obtained from Hertz, an Excel file (the “March Disposition Report”) which Hertz represents, contains vehicle-by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of March 2017, summarized as follows:

Field	Column
VIN	A
Country_Cd	B
ABS_Cd	C
Risk_Disposition_Proceeds	D
Risk_Disposition_NBV	E
ABS_Cap_Cost_Amt	F
Prv_Risk_Accum_Dep	G
A_U_FBR_Amt	H

We make no comment as to the completeness or the accuracy of the March Disposition Report.

As instructed by Hertz, we selected a random sample of 59 vehicles identified on the March Disposition Report (the “Selected Disposition Vehicles”). Refer to Appendix A, Table C-2 for a listing of the Selected Disposition Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 10 of 17
As instructed by Hertz, the vehicles represented by title samples #18, #31, #37, and #52 were sold by Hertz and subsequently repurchased by Hertz. When repurchased, the vehicle was assigned a dummy VIN, which in this case involved changing the “7” to a “G” (the “Recycled VIN”). We performed the procedure on the Recycled VIN, noting no exceptions.

3.	Using the March Disposition Report, we performed the following procedures:

a.
Risk_Disposition_NBV: We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as (i) for vehicles for which the value in the Died_on_FDCM column was equal to zero, ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_FBR_Amt, and (ii) for vehicles for which the value in the Died_on_FDCM column was equal to one, ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_MBR_Amt less A_U_FBR_Amt, as set forth on the March Disposition Report. We agreed the amount recalculated to the value listed as Risk_Disposition_NBV on the March Disposition Report, noting no exceptions.

b.
Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz. We agreed the sales price on each respective document to the Risk_Disposition_Proceeds reported on the March Disposition Report, and agreed that such amount as reported on the March Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

****

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the collateral assets.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 11 of 17
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).
The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Very truly yours,

/s/ PricewaterhouseCoopers LLP

September 6, 2017

New York, New York

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 12 of 17
Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN	Manufacturer
1	171PG5SB3F7245213	GM
2	1FADP3K22GL289894	Ford
3	1FM5K8D83GGC23418	Ford
4	1G11C5SA3GU161436	GM
5	1G1BE5SM5H7196195	GM
6	1G1BE5SM8H7192738	GM
7	1G1BE5SM8H7240013	GM
8	1G1BE5SMXH7158543	GM
9	1G1JC5SH1G4147841	GM
10	1G1PE5SB7F7218022	GM
11	1G4PR5SK1H4122186	GM
12	1G4PR5SK8H4117521	GM
13	1GKKNSLA7HZ193186	GM
14	1GKS2GKC6GR289849	GM
15	1N4AL3AP0GC216633	Nissan
16	1N4AL3AP0HN315751	Nissan
17	1N4AL3AP2GC244353	Nissan
18	1N4AL3AP4HC200226	Nissan
19	1N4AL3AP5GC139256	Nissan
20	1N6AA1EJ1HN520860	Nissan
21	2C3CCAKG9HH571325	Chrysler
22	2FMPK3J99HBB69379	Ford
23	2G61N5S35H9150491	GM
24	3C4PDCBB1HT612225	Chrysler
25	3C4PDCBG7FT718025	Chrysler
26	3MZBN1V79HM106359	Mazda
27	3N1AB7AP1HY267056	Nissan
28	3N1AB7AP2GY246411	Nissan
29	3N1AB7AP3GY308284	Nissan
30	3N1AB7AP4GY252713	Nissan
31	3N1AB7APXHY291758	Nissan
32	3N1CE2CP8GL399355	Nissan
33	3N1CN7AP4HK446856	Nissan
34	3N1CN7AP6GL886487	Nissan
35	4T1BF1FK0HU403367	Toyota
36	4T1BF1FK7HU750131	Toyota
37	55SWF4JB9GU139876	Mercedes
38	5N1AR2MM2GC619271	Nissan
39	5N1AR2MM3GC635754	Nissan

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 13 of 17
40	5N1AR2MNXGC661258	Nissan
41	5NPD74LF0HH177084	Hyundai
42	5NPD74LF1HH137497	Hyundai
43	5NPD74LF4HH150938	Hyundai
44	5NPD74LF8HH178354	Hyundai
45	5NPD74LF9HH196944	Hyundai
46	5NPD74LFXHH111304	Hyundai
47	5NPE24AF2HH492555	Hyundai
48	5NPE24AF3HH448662	Hyundai
49	5NPE24AF8HH530810	Hyundai
50	JN8AF5MR0HT701144	Nissan
51	JN8AT2MVXHW005460	Nissan
52	JN8AZ2NE2G9120385	Nissan
53	KMHCT4AE4GU106780	Hyundai
54	KMHCT5AE4GU260704	Hyundai
55	KMHE24L12HA045714	Hyundai
56	KNDJP3A51G7331652	Kia
57	KNDPM3AC9H7174309	Kia
58	KNMAT2MT3GP686399	Nissan
59	KNMAT2MV3HP548901	Nissan

Table B-1 - Cap Cost Sample Vehicles

Selection #	VIN	Vsn_Veh_Type
1	3N1AB7AP3FL655920	RISK
2	3N1CN7AP1GL877745	RISK
3	KMHCT5AE4GU260329	RISK
4	1C6RR7LT8HS724781	RISK
5	1FM5K8D80GGC05782	RISK
6	KMHCT4AE8GU104496	RISK
7	JN8AZ2NEXH9151871	RISK
8	1FATP8EM1G5290836	RISK
9	271115SL0F9158223	RISK
10	VNKKTUD32FA028369	RISK
11	1FM5K8D88GGC23334	RISK
12	JN1CV7AP6GM202141	RISK
13	5NPE24AF3GH401033	RISK
14	JN8AE2KP3H9166651	RISK
15	1N4AL3AP5GC261048	RISK
16	1N4AL3AP9GC230496	RISK
17	JN8AE2KP9G9151537	RISK
18	5NPD74LFXHH139748	RISK
19	5NPDH4AE0FH645576	RISK
20	JN8AE2KP5G9152829	RISK
21	KNMAT2MV5HP513132	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 14 of 17
22	1N4AL3APXGN330403	RISK
23	4T1BF1FK8HU404217	PROGRAM
24	3N1CE2CP8FL405475	RISK
25	2C4RC1GG1HR642039	PROGRAM
26	1G11C5SA6GU152424	RISK
27	1N4AL3AP1HN315144	RISK
28	KNDJP3A58H7425836	RISK
29	55SWF4JB1GU140178	RISK
30	5NPE24AF9GH394038	RISK
31	3N1AB7AP6FL664496	RISK
32	4T1BF1FK0GU169827	RISK
33	1G1PG5SB3F7229030	RISK
34	1VWAT7A3XGC050794	RISK
35	1N6AD0EV1GN779478	RISK
36	1N4AL3AP5GC194015	RISK
37	JN8CS1MW5HM412905	RISK
38	3N1CN7AP1GL888373	RISK
39	KMHCT4AE6GU983321	RISK
40	1N4AL3AP4HN316983	RISK
41	2G61M5S39H9144129	PROGRAM
42	3N1AB7AP8GY263634	RISK
43	3N1AB7AP8GY268526	RISK
44	5NPD74LF4HH151278	RISK
45	5N1DR2MN6HC648246	RISK
46	5XXGT4L39GG002552	RISK
47	KMHCT4AE0GU075530	RISK
48	1G1BE5SM9H7196622	PROGRAM
49	1FADP3K25FL249503	RISK
50	5NPE24AF0HH470747	RISK
51	2C3CCABG9HH616022	PROGRAM
52	5NPD74LF7HH111406	RISK
53	3C4PDCBG0HT589533	RISK
54	KNMAT2MT0HP561832	RISK
55	5XXGT4L30HG139798	PROGRAM
56	1G1PC5SB3F7206374	RISK
57	5XYPGDA37HG259701	PROGRAM
58	JTEBU5JR3G5327802	RISK
59	3C4PDCBG2HT589341	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 15 of 17
Table C-1 – Selected Fair Market Value Vehicles

Selection #	VIN	RISK_FMV
1	KNMAT2MT5HP561938	$22,140.00
2	JM1BM1U74G1311235	$13,975.00
3	5XXGM4A70FG477105	$12,200.00
4	1FADP3F21GL347844	$12,525.00
5	1N4AL3AP9GN327993	$13,850.00
6	5NPE24AF9GH393259	$14,375.00
7	3FADP4EJ3FM191138	$9,200.00
8	5NPD74LF0HH138950	$14,650.00
9	JM1BM1U77G1308104	$13,150.00
10	JN8AT2MV2HW266579	$23,361.00
11	3N1CN7AP6HK431906	$10,250.00
12	3N1AB7AP3GY231982	$11,000.00
13	1FTEW1EF7HFB11127	$31,500.00
14	5N1DL0MM3HC525839	$34,950.00
15	KNMAT2MT8GP694384	$16,075.00
16	JN8AT2MT1HW392561	$16,800.00
17	3C4PDCBG0HT588866	$15,225.00
18	1GKS2GKC1HR180734	$50,100.00
19	4T1BF1FK9HU398847	$18,425.00
20	3N1AB7AP0GY305245	$11,550.00
21	2C3CDXJG6GH127576	$23,100.00
22	5NPE24AF0GH386992	$13,325.00
23	JN8AY2NCXH9508175	$42,264.00
24	5NPE24AF6GH385829	$13,325.00
25	VNKKTUD30HA074947	$10,250.00
26	KNADM4A37G6694566	$10,200.00
27	1FADP3K27GL351726	$12,175.00
28	1G1ZE5ST6HF155585	$18,975.00
29	1FMJK1JT7GEF15325	$36,175.00
30	KNDJP3A57G7240336	$13,200.00
31	4T1BF1FKXGU583522	$15,275.00
32	1N4AL3AP6GN360157	$14,525.00
33	5NPE24AF2GH392289	$13,325.00
34	KNMAT2MTXHP546335	$16,800.00
35	5YFBURHE0HP596729	$14,850.00
36	3FADP4EJ7GM122308	$10,325.00
37	5YFBURHE5HP582955	$14,850.00
38	5NPE24AF9HH557742	$16,450.00
39	3N1AB7AP6GY265107	$11,550.00
40	3N1AB7AP2GY221637	$11,250.00
41	JN8AT2MT6GW018509	$16,775.00

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 16 of 17
42	3N1CE2CP6GL393442	$10,825.00
43	5NMZTDLBXHH011019	$21,125.00
44	3N1AB7AP3GY293656	$11,825.00
45	1FADP3K20GL283091	$12,175.00
46	5NPD74LF7HH166907	$14,650.00
47	1G4PR5SK0H4122373	$16,050.00
48	5NPD74LF2HH188748	$14,650.00
49	JN8AE2KP1H9167751	$26,665.19
50	2G1145S31G9179493	$21,025.00
51	5XXGM4A71FG471748	$11,725.00
52	3N1CE2CPXHL365421	$15,745.00
53	1N4AL3AP2GN338432	$13,500.00
54	KMHCT4AE6GU043844	$10,400.00
55	3N1CN7AP8HK426478	$10,250.00
56	3N1AB7AP5GY280925	$11,550.00
57	5NPD74LF8HH163613	$14,650.00
58	JN1EV7AP6HM738470	$29,800.00
59	5NPE24AF8GH417504	$12,375.00

Table C-2 – Selected Disposition Vehicles

Selection #	VIN	Risk Disposition Proceeds
1	3FADP4EJ5FM204892	7,600.00
2	1G1PC5SB2F7163615	9,100.00
3	3N1AB7AP9FL664072	9,100.00
4	1N4AL3AP4GC168912	13,100.00
5	VNKKTUD36FA034952	7,565.00
6	KL8CD6S92FC739225	6,300.00
7	3C4PDCBG3FT591323	12,200.00
8	3FADP4EJXFM187054	6,700.00
9	KNDJP3A52F7183302	9,763.62
10	2C3CCAAG9FH931983	14,665.00
11	3N1AB7AP4FY249485	8,800.00
12	1G1PE5SB1F7207873	10,765.00
13	JM3KE2BY9G0660466	13,765.00
14	WP0CA2A84FS120763	42,965.00
15	1FADP3K20FL233063	8,000.00
16	5NPDH4AE1FH639012	8,900.00
17	VNKKTUD38FA039957	7,900.00
18	171PC5SB4F7179301	9,650.00
19	1G11C5SL6FU140080	11,565.00
20	KNDPBCAC4G7878504	14,390.00
21	VNKKTUD36FA037060	7,765.00
22	3FADP4BJ2GM125699	8,365.00
23	4T1BF1FK6FU958420	12,600.00

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2017-1 and/or Series 2017-2 Due Diligence AUP September 6, 2017 Page 17 of 17
24	KNDJP3A50F7176462	9,800.00
25	WVGAV7AX7GW547182	14,600.00
26	3VWF17AT6FM648695	9,165.00
27	1FADP3K23FL288719	9,300.00
28	3C4PDCBG6FT682120	12,500.00
29	1N4AL3AP6GN309306	12,100.00
30	1G1JC6SH6G4135349	9,065.00
31	171PE5SB7F7245950	10,065.00
32	1FADP3K2XFL222927	8,600.00
33	3N1AB7AP7FL664586	9,400.00
34	1G11C5SL5FF279556	11,400.00
35	1G11F5SLXFF267989	13,165.00
36	1G11A5SL3FF264429	10,265.00
37	1711C5SLXFF259948	9,465.00
38	VNKKTUD35FA034957	8,100.00
39	1GNSKHKC1GR252149	40,965.00
40	2C4RC1BG6GR289903	16,900.00
41	1G1PG5SB2F7158029	10,965.00
42	KNMAT2MV6GP686947	16,200.00
43	1G1PE5SB5F7102639	10,165.00
44	1G1PE5SB3F7231835	9,965.00
45	VNKKTUD30FA041329	9,100.00
46	KM8J3CA43GU074834	16,635.00
47	WDCTG4GB7GJ217079	25,835.00
48	1N4AL3APXGC133646	13,300.00
49	1N4AL3AP1GC153624	13,000.00
50	2GNALBEK0F6335302	13,400.00
51	55SWF4JB4GU146346	27,565.00
52	171PE5SB9F7223237	10,465.00
53	5N1AR2MN6GC618987	17,265.00
54	KNADM4A36G6553956	8,665.00
55	1FADP3K29FL301425	8,065.00
56	WDDSJ4EB3GN353911	22,428.00
57	5N1AR2MN6GC601168	16,461.76
58	1FM5K7D89GGB34995	23,265.00
59	3FADP4EJ4FM204284	6,090.00